DOMINI IMPACT INVESTMENTS LLC

180 MAIDEN LANE, SUITE 1302

NEW YORK, NY 10038-4925

March 23, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 56 to Registration Statement on Form N-1A (File No. 33-29180 and 811-05823)

Ladies and Gentlemen:

On behalf of Domini Investment Trust, a Massachusetts business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 58 to the Trust’s Registration Statement under the Investment Company Act of 1940, (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on June 1, 2018.

The Amendment relates to the Domini Impact International Equity Fund and the Domini Impact Bond Fund (collectively, the “Funds”), each a series of the Trust. The Amendment is filed primarily: (i) to reflect the addition of Class Y shares, a new share class of each such Fund, and (ii) to update other performance and numeric information relating to the Funds.

Please call the undersigned at (212) 217-1114 with any questions relating to the above-referenced filing.

Sincerely,

/s/Megan L. Dunphy

Megan L. Dunphy

General Counsel